PGIM Funds

Supplement dated July 13, 2018 to the currently effective Statements of Additional Information (SAI)

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The Boards of Directors/Trustees of the PGIM Funds have appointed Brian D. Nee to serve as the Treasurer and Principal Financial and Accounting Officer for each of the PGIM Funds. Mr. Nee replaces M. Sadiq Peshimam. Each SAI is hereby revised by including the following information with respect to Mr. Nee in the officer biography table and by deleting the information with respect to Mr. Peshimam:

Name, Address, Age Position with the Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Brian D. Nee (52) Treasurer and Principal Financial and Accounting Officer	Vice President and Head of Finance of PGIM Investments LLC (since August 2015) and PGIM Global Partners (since February 2017); formerly, Vice President, Treasurer’s Department of Prudential (September 2007-August 2015).	Since July 2018

The Prudential Investment Portfolios, Inc.

PGIM Balanced Fund

PGIM Conservative Allocation Fund

PGIM Growth Allocation Fund

PGIM Jennison Equity Opportunity Fund

PGIM Jennison Growth Fund

PGIM Moderate Allocation Fund

Prudential Investment Portfolios 2

PGIM Core Short Term Bond Fund

PGIM Core Ultra Short Bond Fund

PGIM Institutional Money Market Fund

PGIM Commodity Strategies Fund

PGIM Core Conservative Bond Fund

PGIM Jennison Small-Cap Core Equity Fund

PGIM QMA Emerging Markets Equity Fund

PGIM QMA International Developed Markets Index Fund

PGIM QMA Mid-Cap Core Equity Fund

PGIM QMA US Broad Market Index Fund

PGIM TIPS Fund

Prudential Investment Portfolios 3

PGIM Global Absolute Return Bond Fund

PGIM Jennison Focused Growth Fund

PGIM QMA Global Tactical Allocation Fund

PGIM QMA Large-Cap Value Fund

PGIM Real Assets Fund

PGIM Unconstrained Bond Fund

Prudential Investment Portfolios 4

PGIM Muni High Income Fund

Prudential Investment Portfolios 5

PGIM 60/40 Allocation Fund

PGIM Jennison Diversified Growth Fund

PGIM Jennison Rising Dividend Fund

Prudential Day One Income Fund

Prudential Day One 2010 Fund

Prudential Day One 2015 Fund

Prudential Day One 2020 Fund

Prudential Day One 2025 Fund

Prudential Day One 2030 Fund

Prudential Day One 2035 Fund

Prudential Day One 2040 Fund

Prudential Day One 2045 Fund

Prudential Day One 2050 Fund

Prudential Day One 2055 Fund

Prudential Day One 2060 Fund

Prudential Investment Portfolios 6

PGIM California Muni Income Fund

Prudential Investment Portfolios 7

PGIM Jennison Value Fund

Prudential Investment Portfolios 8

PGIM QMA Stock Index Fund

Prudential Investment Portfolios 9

PGIM Absolute Return Bond Fund

PGIM International Bond Fund

PGIM QMA Large-Cap Core Equity Fund

PGIM Real Estate Income Fund

PGIM Select Real Estate Fund

Prudential Investment Portfolios, Inc. 10

PGIM Jennison Equity Income Fund

PGIM QMA Mid-Cap Value Fund

Prudential Investment Portfolios 12

PGIM Global Real Estate Fund

PGIM Jennison Technology Fund

PGIM QMA Large-Cap Core Equity PLUS Fund

PGIM QMA Long-Short Equity Fund

PGIM Short Duration Muni High Income Fund

PGIM US Real Estate Fund

Prudential Investment Portfolios, Inc. 14

PGIM Floating Rate Income Fund

PGIM Government Income Fund

Prudential Investment Portfolios, Inc. 15

PGIM High Yield Fund

PGIM Short Duration High Yield Income Fund

Prudential Investment Portfolios 16

PGIM Income Builder Fund

PGIM QMA Defensive Equity Fund

Prudential Investment Portfolios, Inc. 17

PGIM Short Duration Multi-Sector Bond Fund

PGIM Total Return Bond Fund

Prudential Investment Portfolios 18

PGIM Jennison 20/20 Focus Fund

PGIM Jennison MLP Fund

Prudential Global Total Return Fund, Inc.

PGIM Global Total Return Fund

PGIM Global Total Return (USD Hedged) Fund

Prudential Jennison Blend Fund, Inc.

PGIM Jennison Blend Fund

Prudential Jennison Mid-Cap Growth Fund, Inc.

PGIM Jennison Mid-Cap Growth Fund

Prudential Jennison Natural Resources Fund, Inc.

PGIM Jennison Natural Resources Fund

Prudential Jennison Small Company Fund, Inc.

PGIM Jennison Small Company Fund

Prudential National Muni Fund, Inc.

PGIM National Muni Fund

Prudential Sector Funds, Inc.

PGIM Jennison Financial Services Fund

PGIM Jennison Health Sciences Fund

PGIM Jennison Utility Fund

Prudential Short-Term Corporate Bond Fund, Inc.

PGIM Short-Term Corporate Bond Fund

Prudential World Fund, Inc.

PGIM Emerging Markets Debt Hard Currency Fund

PGIM Emerging Markets Debt Local Currency Fund

PGIM Jennison Emerging Markets Equity Opportunities Fund

PGIM Jennison Global Infrastructure Fund

PGIM Jennison Global Opportunities Fund

PGIM Jennison International Opportunities Fund

PGIM QMA International Equity Fund

The Target Portfolio Trust

PGIM Core Bond Fund

PGIM Corporate Bond Fund

PGIM QMA Small-Cap Value Fund

PGIM ETF Trust

PGIM Ultra Short Bond ETF

The Prudential Variable Contract Account – 2

The Prudential Variable Contract Account – 10

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